Nature of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended
	Apr. 15, 2019	Jun. 26, 2018	Jun. 22, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Class of Stock
Net loss				$ 27,248	$ 12,860	$ 82,905	$ 37,227
Accumulated deficit				196,206		196,206		$ 113,301
Cash				$ 229,366	$ 247,089	$ 229,366	$ 247,089	$ 217,450
Ordinary Shares | IPO
Class of Stock
Number of shares issued in transaction (shares)		10,147,059	10,147,059
Per share price of issuance (usd per share)		$ 17.00	$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs			$ 156,500
Ordinary Shares | Options
Class of Stock
Number of shares issued in transaction (shares)	630,000		1,323,529
Ordinary Shares | Underwriters public offering
Class of Stock
Number of shares issued in transaction (shares)	4,830,000
Per share price of issuance (usd per share)	$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 108,800